Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

January 31, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:          Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Alpha Defensive Alternatives Fund (S000031090)
Alpha Opportunistic Alternatives Fund (S000031091)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Alpha Defensive Alternatives Fund (formerly, Alpha Defensive Growth Fund) and Alpha Opportunistic Alternatives Fund (formerly, Alpha Opportunistic Growth Fund) (the “Funds”), hereby certifies that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated January 28, 2014, and filed electronically as Post-Effective Amendment No. 561 to the Trust’s Registration Statement on Form N-1A on January 23, 2014.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk
Jeanine M. Bajczyk, Esq.
Secretary
Advisors Series Trust